Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	SPROTT FUNDS TRUST
Entity Central Index Key	0001728683
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Mar. 31, 2020
Sprott Gold Miners ETF | Sprott Gold Miners ETF
Prospectus [Line Items]
Trading Symbol	SGDM
Sprott Junior Gold Miners ETF | Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Trading Symbol	SGDJ